Additional Information - Condensed Financial Statements of the Parent Company - Summary of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net cash generated from/(used in) operating activities	¥ (95,753)	$ (13,754)	¥ 13,962	¥ (31,334)
Net cash used in investing activities
Net cash used in investing activities	(29,370)	(4,219)	(17,375)	(13,195)
Net cash generated from financing activities
Proceeds from issuance of Series D convertible redeemable preferred shares				215,643
Proceeds from issuance of Series D1 convertible redeemable preferred shares				32,835
Payment of issuance cost for Series D convertible redeemable preferred shares				(8,646)
Payment of issuance cost for Series D1 convertible redeemable preferred shares				(2,026)
Cash received from convertible loans				27,981
Net cash generated from financing activities				237,787
Effect of exchange rate changes on cash and cash equivalents	2,228	320	2,508	(5,152)
Cash and cash equivalents at beginning of the year	205,604	29,533	206,509	18,403
Cash and cash equivalents at end of the year	82,709	$ 11,880	205,604	206,509
Parent Company [Member]
Net cash generated from/(used in) operating activities	(15,239)		(991)	118
Net cash used in investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(21,094)			(213,790)
Net cash used in investing activities	(21,094)			(213,790)
Net cash generated from financing activities
Proceeds from issuance of Series D convertible redeemable preferred shares				215,643
Proceeds from issuance of Series D1 convertible redeemable preferred shares				32,835
Payment of issuance cost for Series D convertible redeemable preferred shares				(8,646)
Payment of issuance cost for Series D1 convertible redeemable preferred shares				(2,026)
Cash received from convertible loans				27,981
Net cash generated from financing activities				265,787
Effect of exchange rate changes on cash and cash equivalents	941		2,531	(1,567)
Net increase/(decrease) in cash and cash equivalents	(35,392)		1,540	50,548
Cash and cash equivalents at beginning of the year	52,237		50,697	149
Cash and cash equivalents at end of the year	¥ 16,845		¥ 52,237	¥ 50,697